Property and Equipment	3 Months Ended
Mar. 31, 2016
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4: PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of March 31, 2016 (unaudited) and December 31, 2015:

	March 31, 2016	December 31, 2015
Furniture and fixtures	$114	$110
Computers and software costs	425	382
Machinery and equipment	478	476
Leasehold improvements	4	4
Total property and equipment	1,021	972
Accumulated depreciation	(661)	(609)
Property and equipment, net	$360	$363

Depreciation expense for the three months ended March 31, 2016 and 2015 was $52 and $67, respectively. There was no impairment on these assets in 2016 or 2015.